Loans payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current	$ 27,718	$ 28,977
Non-current	28,535	35,883
Total loans payable	56,253	64,860
Acquisition loan with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current	6,188	6,141
Non-current	28,408	34,236
Operating loan with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current	0	6,309
Revolving credit facility with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current	15,000	15,000
Notes payable to BBVA Banco Continental
Disclosure of detailed information about borrowings [line items]
Current	5,000	0
Loan with FIFOMI
Disclosure of detailed information about borrowings [line items]
Current	1,530	1,527
Non-current	$ 127	$ 1,647